LOANS - Changes in Other Real Estate Owned (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Accounts, Notes, Loans and Financing Receivable [Line Items]
Balance at beginning of year	$ 46,926	$ 41,388	$ 56,135
Additions	10,537	37,700	29,956
Disposals	30,570	27,319	35,357
Valuation adjustments	4,219	4,843	9,346
Balance at end of year	22,674	46,926	41,388
Commercial
Accounts, Notes, Loans and Financing Receivable [Line Items]
Additions	8,208	35,966	23,500
Disposals	28,933	25,214	30,616
Valuation adjustments	3,765	4,184	8,162
Residential
Accounts, Notes, Loans and Financing Receivable [Line Items]
Additions	2,329	1,734	6,456
Disposals	1,637	2,105	4,741
Valuation adjustments	$ 454	$ 659	$ 1,184